Income Tax - Schedule of geographic components of income (loss) before income taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ (167,038)	$ (18,403)	$ (1,319,557)
U.S. [Member]
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	(190,163)	(32,893)	(1,347,770)
Foreign [Member]
Income Tax Disclosure [Line Items]
(Loss) income before income taxes	$ 23,125	$ 14,490	$ 28,213